15. Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Tax Details
Computed tax at the federal statutory rate of 34%	$ (4,849,000)	$ (1,703,000)
Return to provision adjustment		420,000
Debt discounts	3,399,000	(1,010,000)
Other	10,000	7,000
Valuation allowance	1,440,000	2,286,000
Provision for income taxes